ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2010
Business Combination, Description [Abstract]
Rohm and Haas Results of Operations

Rohm and Haas Results of Operations	April 1 – Dec. 31,
In millions	2009
Net sales	$5,599
Loss from Continuing Operations Before Income Taxes	$(134)

Pro Forma Results of Operations

Pro Forma Results of Operations In millions, except per share amounts	2009	2008
Net sales	$45,853	$65,704
Net loss available for The Dow Chemical Company common stockholders	$(501)	$(317)
Loss per common share – diluted	$(0.45)	$(0.29)

Assets Acquired and Liabilities Assumed on April 1, 2009

Assets Acquired and Liabilities Assumed on April 1, 2009 In millions	Initial Valuation	2009 Adjustments to Fair Value	Dec. 31, 2009	2010 Adjustments to Fair Value	March 31, 2010
Purchase Price	$15,681	$—	$15,681	$—	$15,681
Fair Value of Assets Acquired
Current assets	$2,710	$—	$2,710	$(18)	$2,692
Property	3,930	(138)	3,792	—	3,792
Other intangible assets (1)	4,475	830	5,305	—	5,305
Other assets	1,288	32	1,320	—	1,320
Net assets of the Salt business (2)	1,475	(167)	1,308	—	1,308
Total Assets Acquired	$13,878	$557	$14,435	$(18)	$14,417
Fair Value of Liabilities and Noncontrolling Interests Assumed
Current liabilities	$1,218	$(11)	$1,207	$(1)	$1,206
Long-term debt	2,528	13	2,541	—	2,541
Accrued and other liabilities and noncontrolling interests	702	—	702	—	702
Pension benefits	1,119	—	1,119	—	1,119
Deferred tax liabilities – noncurrent	2,482	311	2,793	82	2,875
Total Liabilities and Noncontrolling Interests Assumed	$8,049	$313	$8,362	$81	$8,443
Goodwill (1)	$9,852	$(244)	$9,608	$99	$9,707
(1) See Note I for additional information.
(2) Morton International, Inc.

Deferred Tax Liabilities Assumed on April 1, 2009

Deferred Tax Liabilities Assumed on April 1, 2009 In millions	As Adjusted
Intangible assets	$1,754
Property	526
Long-term debt	191
Inventory	80
Other accruals and reserves	324
Total Deferred Tax Liabilities	$2,875

In-Process Research and Development Projects Acquired

In-Process Research and Development Projects Acquired In millions	Date of Acquisition	Estimated Value Assigned to IPR&D
2009
Lithium ion battery technology purchase	October 30, 2009	$7
2008
Germplasm from Triumph Seed Co., Inc.	February 29, 2008	$4
Germplasm from Dairyland Seed Co., Inc. and Bio-Plant Research Ltd.	August 29, 2008	23
Germplasm from Südwestsaat GbR	December 16, 2008	17
Total 2008 IPR&D		$44